Schedule of Summary of Warrants Outstanding (Details)	3 Months Ended	12 Months Ended
	Nov. 30, 2017 $ / shares shares	Aug. 31, 2017 USD ($) yr shares	Aug. 31, 2016 USD ($) yr shares
Number of Warrants | shares	7,461,100	8,844,506	12,136,241
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 1 | $			$ 5,500,000
Weighted Average Remaining Contractual Life	1 year 3 months 4 days
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 2 | yr			0.7
Weighted Average Exercise Price | $ / shares	$ 0.30
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 3			0.23
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 4 | $			$ 361,900
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 5 | yr			0.7
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 6			0.18
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 7 | $			$ 758,750
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 8 | yr			1.04
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 9			0.15
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 10 | $			$ 290,400
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 11 | yr			1.28
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 12			0.27
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 13 | $			$ 1,558,525
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 14 | yr			1.95
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 15			0.14
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 16 | $			$ 3,316,666
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 17 | yr			2.0
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 18			0.14
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 19 | $			$ 350,000
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 20 | yr			2.76
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 21			0.14
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 22 | $			$ 12,136,241
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 23 | yr			1.31
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 24			0.18
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 1 | $		$ 625,000
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 2 | yr		0.04
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 3		0.15
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 4 | $		$ 290,400
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 5 | yr		0.28
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 6		0.27
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 7 | $		$ 500,000
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 8 | yr		0.36
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 9		0.23
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 10 | $		$ 450,000
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 11 | yr		0.95
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 12		0.14
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 13 | $		$ 2,839,666
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 14 | yr		1.0
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 15		0.14
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 16 | $		$ 2,052,140
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 17 | yr		1.59
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 18		0.60
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 19 | $		$ 287,300
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 20 | yr		1.59
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 21		0.42
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 22 | $		$ 350,000
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 23 | yr		1.76
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 24		0.14
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 25 | $		$ 750,000
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 26 | yr		4.11
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 27		0.14
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 28 | $		$ 200,000
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 29 | yr		1.8
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 30		0.29
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 31 | $		$ 500,000
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 32 | yr		0.95
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 33		0.44
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 34 | $		$ 8,844,506
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 35 | yr		1.34
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 36		0.29
Warrants 1 [Member]
Number of Warrants | shares	180,400
Weighted Average Remaining Contractual Life	11 days
Weighted Average Exercise Price | $ / shares	$ 0.27
Warrants 2 [Member]
Number of Warrants | shares	450,000
Weighted Average Remaining Contractual Life	8 months 12 days
Weighted Average Exercise Price | $ / shares	$ 0.14
Warrants 3 [Member]
Number of Warrants | shares	500,000
Weighted Average Remaining Contractual Life	8 months 12 days
Weighted Average Exercise Price | $ / shares	$ 0.44
Warrants 4 [Member]
Number of Warrants | shares	2,650,666
Weighted Average Remaining Contractual Life	9 months
Weighted Average Exercise Price | $ / shares	$ 0.14
Warrants 5 [Member]
Number of Warrants | shares	500,000
Weighted Average Remaining Contractual Life	1 year 1 month 10 days
Weighted Average Exercise Price | $ / shares	$ 0.23
Warrants 6 [Member]
Number of Warrants | shares	1,984,796
Weighted Average Remaining Contractual Life	1 year 4 months 2 days
Weighted Average Exercise Price | $ / shares	$ 0.60
Warrants 7 [Member]
Number of Warrants | shares	245,238
Weighted Average Remaining Contractual Life	1 year 4 months 2 days
Weighted Average Exercise Price | $ / shares	$ 0.42
Warrants 8 [Member]
Number of Warrants | shares	200,000
Weighted Average Remaining Contractual Life	1 year 6 months 18 days
Weighted Average Exercise Price | $ / shares	$ 0.29
Warrants 9 [Member]
Number of Warrants | shares	750,000
Weighted Average Remaining Contractual Life	3 years 10 months 10 days
Weighted Average Exercise Price | $ / shares	$ 0.14